FAIR VALUE MEASUREMENTS (Details 2) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2012	Dec. 31, 2011	Dec. 31, 2010
Assets:
Settlement assets	$ 118,300	$ 46,840	$ 29,044
Liabilites:
Settlement obligations	275,078	208,669	229,131
Non-recurring basis | Carrying Amount
Assets:
Cash and cash equivalents	308,823	370,549	236,512
Settlement assets	118,300	46,840	29,044
Liabilites:
Settlement obligations	275,078	208,669	229,131
Notes payable	1,241,855	1,754,709	1,756,278
Non-recurring basis | Fair Value
Assets:
Cash and cash equivalents	308,823	370,549	236,512
Settlement assets	118,300	46,840	29,044
Liabilites:
Settlement obligations	275,078	208,669	229,131
Notes payable	$ 1,245,090	$ 1,769,035	$ 1,799,938